Employee benefit obligations - Defined benefit obligations (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of defined benefit plans [line items]
Defined benefit obligations	$ 287	$ 469
Interest income/ cost	3	3	$ 3
Gain on implementation of pension options		3
Germany
Disclosure of defined benefit plans [line items]
Defined benefit obligations	90	138
Past service credit			$ 8
Unfunded
Disclosure of defined benefit plans [line items]
Defined benefit obligations	92	140
Other employee benefit obligations
Disclosure of defined benefit plans [line items]
Interest income/ cost	1	1
Current service cost	$ 3	$ 4